Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	DERIVATIVE FINANCIAL INSTRUMENTS
We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2022
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,401	6.4	$447
Pay-fixed interest rate swap agreements - securities available for sale	148,895	4.8	19,906
Pay-fixed interest rate swap agreements - installment	25,000	2.0	77
Interest rate cap agreements - securities available for sale	40,970	5.3	931
Total	$221,266	4.6	$21,361

No hedge designation
Rate-lock mortgage loan commitments	$19,918	0.1	$(1,056)
Mandatory commitments to sell mortgage loans	49,258	0.1	315
Pay-fixed interest rate swap agreements - commercial	279,005	6.0	17,063
Pay-variable interest rate swap agreements - commercial	279,005	6.0	(17,063)
Total	$627,186	5.3	$(741)

	2021
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation
Pay-fixed interest rate swap agreements - commercial	$6,753	7.4	$(384)
Pay-fixed interest rate swap agreements - securities available for sale	148,895	5.8	4,413
Total	$155,648	5.9	$4,029

No hedge designation
Rate-lock mortgage loan commitments	$129,846	0.1	$2,140
Mandatory commitments to sell mortgage loans	97,737	0.1	(68)
Pay-fixed interest rate swap agreements - commercial	207,080	5.7	(5,179)
Pay-variable interest rate swap agreements - commercial	207,080	5.7	5,179
Interest rate swaption agreement	10,000	0.2	186
Interest rate cap agreements	90,000	1.3	35
Total	$741,743	3.4	$2,293
We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.
We have entered into pay-fixed interest rate swaps to protect a portion of the fair value of a certain fixed rate commercial loan and certain installment loans (‘‘Fair Value Hedge – Portfolio Loans’’). As a result, changes in the fair values of the pay-fixed interest rate swaps are expected to offset changes in the fair values of the fixed rate portfolio loans due to fluctuations in interest rates. We record the fair values of Fair Value Hedge – Portfolio Loans in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (fixed rate commercial loan and certain fixed rate installment loans) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – Portfolio Loans. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair values of both the Fair Value Hedge – Portfolio Loans and the hedged items. The related gains or losses are reported in interest income – interest and fees on loans in our Consolidated Statements of Operations.
We have entered into pay-fixed interest rate swaps and interest rate cap agreements to protect a portion of the fair value of certain securities available for sale (‘‘Fair Value Hedge – AFS Securities’’). As a result, the change in the fair value of the pay-fixed interest rate swaps and interest rate cap agreements is expected to offset a portion of the change in the fair value of the fixed rate securities available for sale due to fluctuations in interest rates. We record the fair value of Fair Value Hedge – AFS Securities in accrued income and other assets and accrued expenses and other liabilities on our Consolidated Statements of Financial Condition. The hedged items (fixed rate securities available for sale) are also recorded at fair value which offsets the adjustment to the Fair Value Hedge – AFS Securities. On an ongoing basis, we adjust our Consolidated Statements of Financial Condition to reflect the then current fair value of both the Fair Value Hedge – AFS Securities and the hedged item. The related gains or losses are reported in interest income – interest on securities – taxable and interest income – interest on securities – tax-exempt in our Consolidated Statements of Operations.
In prior years we had entered into certain derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (‘‘Cash Flow Hedges’’). Cash Flow Hedges had included certain pay-fixed interest rate swap and interest rate cap agreements. Pay-fixed interest rate swap agreements convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we received cash if interest rates rose above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. The no hedge designation "Interest rate cap agreements" and "Interest rate swap agreements" in the tables presented had previously qualified for cash flow hedge accounting but were classified to a no hedge designation during 2020 and any changes in fair value since the transfers to the no hedge designation have been recognized in interest expense – other borrowings and subordinated debt and debentures in our Consolidated Statements of Operations. Also in 2020 it became probable that the forecasted transactions being hedged by these interest rate cap agreements would not occur by the end of the originally specified time period and all remaining unrealized losses included as a component of accumulated other comprehensive income (loss) were reclassified into earnings at that time. During 2022 we terminated $75.0 million of interest rate caps while $15.0 million matured.
Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.
In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (‘‘Rate-Lock Commitments’’). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (‘‘Mandatory Commitments’’) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.
We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements-commercial with no hedge designation in the table above relate to this program.
We had purchased a swaption agreement during 2021 and in an attempt to reduce the impact of price fluctuations of certain mortgage construction loans held for sale. The swaption agreement is presented as "Interest rate swaption agreement" in the tables below. The swaption agreement terminated during 2022. The changes in the fair value of the swaption agreement was recognized currently as part of net gains on mortgage loans in our Condensed Consolidated Statements of Operations.
In prior periods we offered to our deposit customers an equity linked time deposit product (‘‘Altitude CD’’). The Altitude CD was a time deposit that provided the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. The written and purchased options in the table above relate to this Altitude CD product and matured during the fourth quarter of 2021.
The following table illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2022		2021		2022		2021
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$20,430	Other assets	$4,413	Other liabilities	$—	Other liabilities	$384
Interest rate cap agreements	Other assets	931	Other assets	—	Other liabilities	—	Other liabilities	—
		21,361		4,413		—		384
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$—	Other assets	$2,140	Other liabilities	$1,056	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	315	Other assets	—	Other liabilities	—	Other liabilities	68
Pay-fixed interest rate swap agreements - commercial	Other assets	17,567	Other assets	165	Other liabilities	504	Other liabilities	5,344
Pay-variable interest rate swap agreements - commercial	Other assets	504	Other assets	5,344	Other liabilities	17,567	Other liabilities	165
Interest rate cap agreements	Other assets	—	Other assets	35	Other liabilities	—	Other liabilities	—
Interest rate swaption agreement	Other assets	—	Other assets	186	Other liabilities	—	Other liabilities	—
		18,386		7,870		19,127		5,577
Total derivatives		$39,747		$12,283		$19,127		$5,961
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Income (Loss) into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income	Gain (Loss) Recognized in Income
	2022	2021	2020		2022	2021	2020		2022	2021	2020
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swap agreement - commercial								Interest and fees on loans	$831	$392	$(534)
Pay-fixed interest rate swap agreement - securities available for sale								Interest on securities available for sale - tax-exempt	15,493	4,398	15
Pay-fixed interest rate swap agreement - installment								Interest and fees on loans	77	—	—
Total									$16,401	$4,790	$(519)
Cash Flow Hedges
Interest rate cap agreements	$—	$—	$125	Interest expense	$—	$—	$(1,885)
Pay-fixed interest rate swap agreements	—	—	(479)	Interest expense	—	—	(654)
Total	$—	$—	$(354)		$—	$—	$(2,539)
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(3,196)	$(4,880)	$5,608
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	383	873	(791)
Pay-fixed interest rate swap agreements - commercial								Interest income	22,242	4,521	(6,059)
Pay-variable interest rate swap agreements -commercial								Interest income	(22,242)	(4,521)	6,059
Interest rate swaption agreement								Net gains on mortgage loans	(186)	(2)	—
Pay-fixed interest rate swap agreements								Interest expense	—	295	231
Interest rate cap agreements								Interest expense	245	30	(57)
Purchased options								Interest expense	—	(42)	(99)
Written options								Interest expense	—	42	97
Total									$(2,754)	$(3,684)	$4,989